FAIR VALUE MEASUREMENT - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued expenses and other short-term liabilities - hedge instruments
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (6)	$ (8)
Accrued expenses and other short-term liabilities - hedge instruments | Level 2
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(6)	(8)
Accrued expenses and other short-term liabilities - shares payable
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(189)	(237)
Accrued expenses and other short-term liabilities - shares payable | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(189)	(237)
Warrants liability
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,958)	(2,450)
Warrants liability | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,958)	(2,450)
Other receivables and prepaid expenses - hedge instrument
FAIR VALUE MEASUREMENT
Assets measured at fair value	208	27
Other receivables and prepaid expenses - hedge instrument | Level 2
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 208	$ 27